Derivatives - Summary of change in the equity reserve attributable to the effective hedging component (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Hedging instrument gains / losses	€ 114	€ 132	€ 114
Change in equity reserves attributable to derivative instruments ending balance	26
Cash flow hedges [member]
Disclosure of reserves within equity [line items]
Change in equity reserves attributable to derivative instruments ending balance	26
Cash flow hedges [member] | Effective fair value derivatives [member]
Disclosure of reserves within equity [line items]
Change in equity reserves attributable to derivative instruments beginning balance	(746)
Change in equity reserves attributable to derivative instruments ending balance	(720)	€ (746)
Cash flow hedges [member] | Changes in C V A and D V A [member]
Disclosure of reserves within equity [line items]
Hedging instrument gains / losses	20
Cash flow hedges [member] | Reversal for ineffectiveness two thousand seventeen [member]
Disclosure of reserves within equity [line items]
Hedging instrument gains / losses	8
Cash flow hedges [member] | Amortization in profit and loss fair value of hedging settled in advance [member]
Disclosure of reserves within equity [line items]
Reversal from reclassification	(5)
Cash flow hedges [member] | Other [member]
Disclosure of reserves within equity [line items]
Reversal for the fair value adjustment of hedging settled in advance	2
Cash flow hedges [member] | Net change in equity reserve [member]
Disclosure of reserves within equity [line items]
Other	€ 1